Valuation and Qualifying Accounts (Details) (Allowance for doubtful receivables [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Allowance for doubtful receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 36.5		$ 38.2		$ 40.6
Charged to Costs and Expenses	17.7		15.7		13.8
Charged to Other Accounts	(0.5)	[1]	(16.2)	[1]	(12.3)	[1]
Deductions	(20.2)	[2],[3]	(1.2)	[2]	(3.9)	[2]
Balance at End of Year	$ 33.5		$ 36.5		$ 38.2

[1]	Primarily effect of foreign currency translation.
[2]	Uncollectible accounts written off.
[3]	Includes $5.1 million related to the bracing divestiture.